Concentration of Risk - Schedule of Group’s Concentration of Customers and Suppliers (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%		21.00%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer A [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		71.00%		71.00%	0.00%
Customer A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		20.00%	45.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		38.00%
Customer B [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.00%		29.00%	0.00%
Customer B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		100.00%
Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%		17.00%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		14.00%
Customer C [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.00%		12.00%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.00%		17.00%
Customer D [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	31.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer E [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	23.00%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	[1]	0.00%		0.00%
Customer F [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer G [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%		11.00%	0.00%
Customer G [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%		16.00%
Customer G [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%
Customer H [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%	[1]	0.00%	0.00%
Customer H [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.00%		0.00%
Customer H [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%	0.00%
Customer H [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		0.00%

[1]	Less than 10%.